SCHEDULE OF WARRANTY LIABILITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
Balance at the beginning of the year	$ 36,833	$ 83,284	$ 83,284	$ 82,353
Provision (reversal) for warranties, net	2,169	18,645	(45,993)	40,724
Warrant costs incurred	(159)	(342)	(458)	(39,793)
Balance at the end of the year	38,843	101,587	36,833	83,284
Warranty liability current	32,004	82,030	30,023	69,010
Warranty liability non current	$ 6,839	$ 19,557	$ 6,810	$ 14,274